ALPS ETF TRUST

SUPPLEMENT DATED AUGUST 15, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

 (the “SAI”), AS SUPPLEMENTED FROM TIME TO TIME

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of ALPS ETF Trust (the “Trust”) recently appointed Rick A. Pederson to serve in the role of Chairman of the Board.  Therefore the disclosure in the SAI is modified as follows:

  All references to Thomas A. Carter as Chairman of the Board are hereby deleted.

  The first sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

The Board has appointed Mr. Pederson, an Independent Trustee, to serve in the role of Chairman.

  The last sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Trust’s multiple series of Fund shares, each Fund’s single portfolio of assets, each Fund’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

4.      Effective April 7, 2017, Abigail J. Murray resigned as Secretary of the ALPS ETF Trust.  Accordingly, all references to Ms. Murray herein are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ALPS ETF TRUST

BUZZ US SENTIMENT LEADERS ETF (NYSE: BUZ)

SUPPLEMENT DATED AUGUST 15, 2017

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 31, 2017

 (the “SAI”)

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

The Board of Trustees (the “Board”) of ALPS ETF Trust (the “Trust”) recently appointed Rick A. Pederson to serve in the role of Chairman of the Board.  Therefore the disclosure in the SAI is modified as follows:

  All references to Thomas A. Carter as Chairman of the Board are hereby deleted.

  The first sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

The Board has appointed Mr. Pederson, an Independent Trustee, to serve in the role of Chairman.

  The last sentence of the second paragraph in the “Management - Leadership Structure and Oversight Responsibilities” section is deleted and replaced with the following:

These characteristics include, but are not limited to, the fact that the Chairman of the Board is an Independent Trustee, the Trust’s multiple series of Fund shares, the Fund’s single portfolio of assets, the Fund’s net assets, the services provided by the Trust’s service providers, and the formal and informal functions of the various Independent Trustees both during and between Board meetings.

4.      Effective April 7, 2017, Abigail J. Murray resigned as Secretary of the ALPS ETF Trust.  Accordingly, all references to Ms. Murray herein are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE